Gross Revenue (Tables)	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The Company recognizes revenue from three major components: molecular information services, LAESI® instrument platform, and research products. Gross revenue by component was as follows:

	Three Months Ended March 31,
	2016	2015
Molecular information services	$217,052	$170,645
LAESI® instrument platform	179,795	153,362
Research products	78,491	66,522
Gross revenue	$475,338	$390,529